ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Our business is to acquire patents and patent rights and to monetize the value of those assets to generate revenue and profit for the Company.  We acquire patents and patent rights from their owners, who range from individual inventors to Fortune 500 companies.  Part of our acquisition strategy is to acquire or invest in patents and patent rights that cover a wide-range of subject matter, which allows us to achieve the benefits of a growing diversified portfolio of assets.  Generally, the patents and patent rights that we acquire are characterized by having large identifiable companies who are or have been using technology that infringes our patents and patent rights.  We generally monetize our portfolio of patents and patent rights by entering into license discussions, and if that is unsuccessful, initiating enforcement activities against any infringing parties with the objective of entering into a standard form of comprehensive settlement and license agreement that may include the granting of non-exclusive retroactive and future rights to use the patented technology, a covenant not to sue, a release of the party from certain claims, the dismissal of any pending litigation and other terms that are appropriate in the circumstances.  Our strategy has been developed with the expectation that it will result in a long-term, diversified revenue stream for the Company.

Marathon Patent Group, Inc. (the “Company”), formerly American Strategic Minerals Corporation, was incorporated under the laws of the State of Nevada on February 23, 2010.

On December 7, 2011, the Company changed its name to American Strategic Minerals Corporation from Verve Ventures, Inc., and increased the Company’s authorized capital to 200,000,000 shares of Common Stock, par value $0.0001 per share, and 100,000,000 shares of preferred stock, par value $0.0001 per share. In June 2012, the Company discontinued its exploration and potential development of uranium and vanadium minerals business. In October 2012, we discontinued our real estate business when our CEO joined the firm and we commenced our current business, at which time the Company’s name was changed to Marathon Patent Group, Inc.

On August 1, 2012, the shareholders holding a majority of the Company’s voting capital voted in favor of (i) changing the name of the Company to Fidelity Property Group, Inc. and (ii) the adoption the 2012 Equity Incentive Plan and reserving 20,000,000 shares of Common Stock for issuance thereunder (the “2012 Plan”).  The board of directors of the Company (the “Board of Directors”) approved the name change and the adoption of the 2012 Plan on August 1, 2012. The Company did not file an amendment to its Articles of Incorporation with the Secretary of State of Nevada and subsequently abandoned the decision to adopt the Fidelity Property Group, Inc. name.

On October 1, 2012, the shareholders holding a majority of the Company’s voting capital had voted and authorized the Company to (i) change the name of the Company to Marathon Patent Group, Inc. and (ii) effectuate a reverse stock split of the Company’s Common Stock by a ratio of 3-for-2 (the “Reverse Split”) within one year from the date of approval of the stockholders of the Company.  The Board of Directors approved the name change and the Reverse Split on October 1, 2012. The Board of Directors determined the name Marathon Patent Group, Inc. better reflects the long-term strategy in exploring other opportunities and the identity of the Company going forward.  On February 15, 2013, the Company filed the Certificate of Amendment with the Secretary of State of the State of Nevada in order to effectuate the name change.

On May 1, 2014, the Company issued 2,047,158 shares of Series A Convertible Preferred Stock and two-year warrants to purchase an aggregate of 511,790 shares of Common Stock in a private placement to accredited investors. All of the Series A Convertible Preferred Stock was automatically converted pursuant to the terms of the Series A Convertible Preferred Stock Certificate of Designation during the year ended December 31, 2014. The exercise price of the warrants is $3.75, after giving effect to the two-for-one stock dividend issued on December 22, 2014.  The warrants expired on May 1, 2016.

On May 2, 2014, the Company issued an aggregate of 782,000 shares of Series B Convertible Preferred Stock valued at $2,807,380 to acquire IP Liquidity Ventures, LLC, Dynamic Advances, LLC and Sarif Biomedical, LLC.

On August 29, 2014, the Company entered into a patent purchase agreement to acquire a portfolio of patents from Clouding IP, LLC for an aggregate purchase price of $2.4 million, of which $1.4 million was paid in cash and $1.0 million was paid in the form of a promissory note issued by the Company that matured on October 31, 2014 and paid on October 1, 2014. The Company also issued 25,000 shares of its restricted common stock valued at $281,000 in connection with the acquisition. Clouding IP, LLC is also entitled to certain possible future cash payments.

On September 17, 2014, the Company entered into a six-month consulting agreement (the “Consulting Agreement”) with GRQ Consultants, Inc. (“GRQ”), pursuant to which GRQ shall provide certain consulting services including, but not limited to, advertising, marketing, business development, strategic and business planning, channel partner development and other functions intended to advance the business of the Company. As consideration, GRQ shall be entitled to 200,000 shares of the Company’s Series B Convertible Preferred Stock, 50% of which vested upon execution of the Consulting Agreement, and 50% of which shall vest in six (6) equal monthly installments commencing on October 17, 2014. The first tranche of 100,000 shares of Series B Convertible Preferred Stock was issued to GRQ on October 6, 2014. In 2014, the Company issued 150,000 shares of Series B Convertible Preferred Stock for a value of $1,103,581, and in 2015, the Company issued 50,000 shares of Series B Convertible Preferred Stock for a value of $345,334. In addition, the Consulting Agreement allows for GRQ to receive additional shares of Series B Convertible Preferred Stock upon the achievement of certain performance benchmarks.  No milestones were met and no additional shares were issued in 2015. The Consulting Agreement contained an acknowledgement that the conversion of the preferred stock into shares of the Company’s common stock is precluded by the beneficial ownership blockers set forth in the Series B Convertible Preferred Stock Certificate of Designation and in Section 17 of the 2014 Plan to ensure compliance with NASDAQ Listing Rule 5635(d). Every share of Series B Convertible Preferred Stock was convertible into two shares of Common Stock, after giving effect to the two-for-one stock dividend issued on December 22, 2014 and four shares of the Series B pursuant to this agreement remain outstanding.

On October 10, 2014, the Company entered into an interest sale agreement with MedTech Development, LLC (“MedTech”) to acquire from MedTech 100% of the limited liability membership interests of OrthoPhoenix and TLIF as well as 100% of the shares of MedTech GmbH.  In connection with the transaction, the Company paid MedTech $1 million at closing and is obligated to pay $1 million on each of the following nine (9) month anniversary dates of the closing.  On July 16, 2015, the Company entered into a forbearance agreement (the “Agreement”) with MedTech Development, the holder of a Promissory Note issued by the Company, dated October 10, 2014. Pursuant to the Agreement, the term of the Note was extended to October 1, 2015 and the Note began accruing interest starting from May 13, 2015. In addition, the Company agreed to make certain mandatory prepayments under certain circumstances and issue to MedTech Development 200,000 shares of restricted common stock of the Company.  In accordance with ASC 470-50, the Company recorded this agreement as debt extinguishment and $654,000 was recorded as loss on debt extinguishment during the year ended December 31, 2015.  On October 23, 2015, the Company entered into Amendment No. 1 to the Forbearance Agreement (the “Amendment”) entered into with MedTech Development on July 16, 2015.  Pursuant to the Amendment, the due date of the Promissory Note was extended to October 23, 2016 in return for which the Company made a payment of $100,000 on October 23, 2015 and modified the terms under which the Company agreed to make mandatory prepayments under certain circumstances.  The acquired subsidiaries are also obligated to make certain additional payments to MedTech from recoveries following the receipt by the acquired subsidiaries of 200% of the purchase payments, plus recovery of out of pocket expenses in connection with patent claims. The participation payments may be paid, at the election of the Company, in common stock of the Company at the market price on the date of issuance. Enforcement activity related to the MedTech patents was completed in 2016 and no liabilities were outstanding as of December 31, 2016.

On October 16, 2014, the Company sold to certain accredited investors an aggregate of $5,550,000 of principal amount of convertible notes due October 9, 2018, of which, $500,000 was outstanding as of December 31, 2016, along with two-year warrants to purchase 258,998 shares of the Company’s Common Stock, par value $0.0001 per share pursuant to a securities purchase agreement. The warrants were valued at $169,015 and were recorded as a discount to the fair value of the convertible notes. The notes and warrants are initially convertible into shares of the Company’s Common Stock at a conversion price of $7.50 per share and an exercise price of $8.25 per share, respectively. The conversion and exercise prices are subject to adjustment in the event of certain events, including stock splits and dividends. The notes bear interest at the rate of 11% per annum, payable quarterly in cash on each of the three, six, nine and twelve-month anniversary of the issuance date and on each conversion date. The Company reviewed the instruments in the context of ASC 480 and determined that the convertible notes should be recorded as a liability and analyzed the conversion feature and bifurcation pursuant to ASC 815 and ASC 470, respectively, to determine that there was no beneficial conversion feature and that the conversion feature should not be bifurcated.

On January 29, 2015, the Company and certain of its subsidiaries entered into a series of agreements including a Securities Purchase Agreement (the “Fortress Purchase Agreement”) and a Subscription Agreement with DBD Credit Funding, LLC (“DBD”), an affiliate of Fortress Credit Corp., pursuant to which the Company sold to the purchasers: (i) $15,000,000 original principal amount of Senior Secured Notes (the “Fortress Notes”), (ii) a right to receive a portion of certain proceeds from monetization net revenues received by the Company (after receipt by the Company of $15,000,000 of monetization net revenues and repayment of the Fortress Notes), (iii) a five-year warrant (the “Fortress Warrant”) to purchase 100,000 shares of the Company’s Common Stock exercisable at $7.44 per share, subject to adjustment; and (iv) 134,409 shares of the Company’s Common Stock.  Pursuant to the Fortress Purchase Agreement, as security for the payment and performance in full of the secured obligations, the Company and certain subsidiaries executed and delivered in favor of the purchasers a Security Agreement and a Patent Security Agreement, including a pledge of the Company’s interests in certain of its subsidiaries (together with the Fortress Purchase Agreement, the Fortress Notes and the Fortress Warrant, the “Fortress Documents”).  On February 12, 2015, the Company exercised its right to require the purchasers to purchase an additional $5,000,000 of notes from the Company.

On March 13, 2015, the Company settled a dispute with a former consultant whereby the Company issued the consultant 60,000 shares of Common Stock for a full release of all claims.

For the three months ended March 31, 2015, certain holders of warrants exercised their warrants to purchase, in cash, 5,000 shares of the Company’s Common Stock.

For the three months ended June 30, 2015, certain holders of options exercised their options to purchase, on a net exercise basis, 33,968 (net) shares of the Company’s Common Stock.

On July 16, 2015, the Company entered into a forbearance agreement (the “Agreement”) with MedTech Development, the holder of a Promissory Note issued by the Company, dated October 10, 2014. Pursuant to the Agreement, among other terms, the Company issues to MedTech Development 200,000 shares of restricted common stock of the Company.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $3.27 per share or $654,000. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On August 14, 2015, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Marathon Group SA, a Luxembourg société anonyme (“Holdco”) and Uniloc Luxembourg SA, a Luxembourg société anonyme (“Uniloc”), and Uniloc Corporation Pty. Limited, an Australian corporation (“Uniloc Australia”).  The Business Combination Agreement was subsequently terminated on February 23, 2016, without completion of the merger set forth in the Business Combination Agreement.

On September 21, 2015, the Company issued 150,000 shares of the Company’s Common Stock to Alex Partners, LLC and Del Mar Consulting Group, Inc. pursuant to a services agreement entered into on September 21, 2015.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $2.23 per share or $334,500. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

During the year ended December 31, 2015, 199,996 shares of the Series B Convertible Preferred Stock associated with the GRQ Consulting Agreement were converted into 199,996 shares of the Company’s Common Stock, leaving four shares of the Series B Convertible Preferred Stock associated with the GRQ Consulting Agreement outstanding.

On November 4, 2015, the Company issued 300,000 shares of the Company’s Common Stock to Dominion Harbor Group LLC (“Dominion”), pursuant to a settlement agreement entered into with Dominion on October 30, 2015.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $1.71 per share or $513,000. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On December 9, 2015, the Company entered into an agreement with Melechdavid, Inc. (“Melechdavid”), pursuant to which the Company agreed to issue 100,000 shares of the Company’s Common Stock.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $1.61 per share or $161,000. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On May 11, 2016, the Company entered into an agreement with the Cooper Law Firm, LLC (“Cooper”), pursuant to which the Company agreed to issue 80,000 shares of the Company’s Common Stock.  In connection with this transaction, the Company valued the shares at the quoted market price on the date of grant at $1.70 per share or $136,000. The transaction did not involve any underwriters, underwriting discounts or commissions, or any public offering. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act by virtue of Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On December 9, 2016, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors for the sale of an aggregate of 3,481,997 shares of the Company’s common stock, at a purchase price of $1.50 per share, and warrants to purchase 1,740,995 shares of common stock for a purchase price of $0.01 per warrant. The exercise price of the warrants is $1.70.  In conjunction with the offering, the Company issued a five-year warrant on December 14, 2016 to the underwriter to purchase 174,100 shares of the Company’s Common Stock at an exercise price of $1.73.